            As filed with the U.S. Securities and Exchange Commission
                                on March 1, 1996

                             Securities Act File No. 333-00531
                         Investment Company Act File No. 811-07519

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [x]

                        Pre-Effective Amendment No. 1                        [x]

                        Post-Effective Amendment No.                         [ ]

                                     and/or


       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [x]

                               Amendment No. 1                               [x]
                        (Check appropriate box or boxes)

                       Warburg, Pincus Tax Free Fund, Inc.
 ................................................................................
               (Exact Name of Registrant as Specified in Charter)

       466 Lexington Avenue
        New York, New York                                        10017-3147
 ....................................                           ................
(Address of Principal Executive Office)                            (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                 (212) 878-0600

                               Mr. Eugene P. Grace
                       Warburg, Pincus Tax Free Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3147
                    .........................................
                     (Name and Address of Agent for Service)

                                    Copy to:

                             Rose F. DiMartino, Esq.
                            Willkie Farr & Gallagher
                               One Citicorp Center
                              153 East 53rd Street
                          New York, New York 10022-4677

Approximate Date of Proposed Public Offering:  May 6, 1996.


        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                        Proposed Maximum    Proposed Maximum
 Title of Securities     Amount Being    Offering Price    Aggregate Offering       Amount of
   Being Registered       Registered        Per Unit             Price          Registration Fee
---------------------   --------------  ----------------   ------------------   ----------------
Shares of common
stock, $.001 par
value per share           Indefinite*      Indefinite*          Indefinite*             $500

____________________

* An indefinite number of shares of common stock of the Registrant is being registered by this Registration Statement pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended (the "1940 Act").


                  The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933, as amended (the "1933 Act"), or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                       WARBURG, PINCUS TAX FREE FUND, INC.

                                    FORM N-1A

                              CROSS REFERENCE SHEET



Part A
Item No.                                           Heading for the Prospectus
-------------------                                ----------------------------
1.        Cover Page..............................    Cover Page

2.        Synopsis................................    The Funds' Expenses

3.        Condensed Financial Information.........    Financial Highlights

4.        General Description of Registrant.......    Cover Page; Investment Objectives and Policies; Portfolio
                                                      Investments; Risk Factors and Special Considerations; Certain
                                                      Investment Strategies; Investment Guidelines;  General Information

5.        Management of the Fund..................    Management of the Funds

6.        Capital Stock and Other Securities......    General Information

7.        Purchase of Securities Being Offered....    How to Open an Account; How to Purchase Shares; Net Asset Value

8.        Redemption or Repurchase................    How to Redeem and Exchange Shares

9.        Legal Proceedings.......................    Not applicable

Part B                                             Heading for the Statement of
Item No.                                           Additional Information
-------------------                                ----------------------------

10.       Cover Page..............................    Cover Page

11.       Table of Contents.......................    Contents

12.       General Information and History.........    Management of the Fund;
                                                      Notes to Financial Statements; See Prospectus--"General
                                                      Information"

13.       Investment Objectives and Policies......    Investment Objective; Investment Policies

14.       Management of the Registrant............    Management of the Fund; See Prospectus--"Management of the Fund"

15.       Control Persons and Principal Holders
          of Securities...........................    Management of the Fund; Miscellaneous; See Prospectus--"General
                                                      Information"

16.       Investment Advisory and Other Services..    Management of the Fund; See Prospectus--"Management of the Fund"
                                                      and "Shareholder Servicing"

17.       Brokerage Allocation....................    Investment Policies; See Prospectus--"Portfolio Transactions and
                                                      Turnover Rate"

18.       Capital Stock and Other Securities......    Management of the Fund--Organization of the Fund; See
                                                      Prospectus--"General Information"

19.       Purchase, Redemption and Pricing of
          Securities Being Offered...............     Additional Purchase and Redemption Information; See
                                                      Prospectus--"How to Open an Account," "How to Purchase Shares,"
                                                      "How to Redeem and Exchange Shares" and "Net Asset Value"

20.       Tax Status..............................    Additional Information Concerning Taxes; See
                                                      Prospectus--"Dividends, Distributions and Taxes"

21.       Underwriters............................    Investment Policies--Portfolio Transactions; See
                                                      Prospectus--"Management of the Fund" and "Shareholder Servicing"

22.       Calculation of Performance Data.........    Determination of Performance

23.       Financial Statements....................    Not applicable

         Part C

                  Information required to be included in Part C is set forth after the appropriate item, so numbered, in Part C to this Registration Statement.

                                   PROSPECTUS

          The Registrant's Prospectus is incorporated by reference to the common share prospectus that forms a part of the Registration Statement on Form N-1A of Warburg, Pincus Growth & Income Fund, Inc. (Securities Act File No. 333-00527; Investment Co. Act File No. 811-07515) filed on January 30, 1996.

                       STATEMENT OF ADDITIONAL INFORMATION


          The Registrant's Statement of  Additional  Information is incorporated
by reference  to the  Statement  of  Additional  Information  that  forms   part
of Registrant's Registration Statement on Form N-1A filed on January 30, 1996.

                                     PART C

                                OTHER INFORMATION


Item 24.                    Financial Statements and Exhibits

                            Exhibits:

Exhibit No.                 Description of Exhibit

       1                    Articles of Incorporation.(1)

       2                    By-Laws.(1)

       3                    Not applicable.

       4                    Forms of Share Certificates.(2)

       5                    Form of Investment Advisory Agreement.

       6                    Form of Distribution Agreement.(3)

       7                    Not applicable.

       8(a)                 Form of Custodian Agreement with PNC Bank, National Association.(2)

        (b)                 Form of Custodian Agreement with State Street Bank and Trust Company.(4)

       9(a)                 Form of Transfer Agency Agreement.(2)

        (b)                 Form of Co-Administration Agreement with Counsellors Funds Service, Inc.(2)

        (c)                 Form of Co-Administration Agreement with PFPC Inc.(2)

        (d)                 Forms of Services Agreements.(2)

      10(a)                 Opinion and Consent of Willkie Farr & Gallagher, counsel to the Fund.

        (b)                 Opinion and Consent of Venable, Baetjer and Howard, LLP, Maryland counsel to the Fund.

      11                    Consent of Coopers & Lybrand L.L.P., Independent Accountants.

      12                    Not Applicable.

      13                    Form of Purchase Agreement.(5)

      14                    Not applicable.

      15(a)                 Form of Shareholder Servicing and Distribution Plan.(2)

        (b)                 Form of Distribution Plan.(6)

        (c)                 Form of Distribution Agreement.(7)

        (d)                 Rule 18f-3 Plan.(6)

      16                    Not applicable.

      17                    Not applicable.




(1) Incorporated by reference to Registrant's Registration Statement on Form N-1A, filed on January 30, 1996.


(2) Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit in Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A of Warburg, Pincus Post-Venture Capital Fund, Inc., filed on September 22, 1995 (Securities Act File No. 33-61225).


(3)  Contained in Exhibit 15(b) hereto.


(4) Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Warburg, Pincus Trust filed on June 14, 1995 (Securities Act File No. 33-58125).


(5) Incorporated by reference; material provisions of the exhibit substantially similar to those of the corresponding exhibit in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Warburg, Pincus Growth & Income Fund, Inc., filed on March 1, 1996 (Securities Act File No. 333-00527).

(6) Incorporated by reference; material provisions of this exhibit substantially similar to the corresponding exhibit in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Warburg, Pincus Japan Growth Fund, Inc., filed on December 18, 1995 (Securities Act File No. 33-63655).

(7) Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Warburg, Pincus Balanced Fund,

     Inc., filed on March 1, 1996 (Securities Act File No. 333-00533).


Item 25. Persons Controlled by or Under Common Control with Registrant

                  All of the outstanding shares of common stock of Registrant on the date Registrant's Registration Statement becomes effective will be owned by Warburg, Pincus Counsellors, Inc. ("Warburg"), a corporation formed under New York law.

Item 26. Number of Holders of Securities

                  It is anticipated that Warburg will hold all Registrant's shares of common stock, par value $.001 per share, on the date Registrant's Registration Statement becomes effective.

Item 27. Indemnification


                  Registrant, officers and directors of Warburg, of Counsellors Securities Inc. ("Counsellors Securities") and of Registrant are covered by insurance policies indemnifying them for liability incurred in connection with the operation of Registrant. Discussion of this coverage is incorporated by reference to Item 27 of Part C of the Registration Statement on Form N-1A of Warburg, Pincus Small Company Value Fund, Inc. (Securities Act No. 33-63653; Investment Company Act No. 811-07375), filed on October 25, 1995.


Item 28. Business and Other Connections of Investment Advsiser


                  Warburg is a wholly owned subsidiary of Warburg, Pincus Counsellors G.P., acts as investment adviser to Registrant. Warburg renders investment advice to a wide variety of individual and institutional clients. The list required by this Item 28 of officers and directors of Warburg, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Warburg (SEC File No. 801-07321).

Item 29.          Principal Underwriter


                  (a) Counsellors Securities will act as distributor for Registrant. Counsellors Securities currently acts as distributor for The RBB Fund, Inc.; Warburg Pincus Balanced Fund; Warburg Pincus Capital Appreciation Fund; Warburg Pincus Cash Reserve Fund; Warburg Pincus Emerging Growth Fund; Warburg Pincus Emerging Markets Fund; Warburg Pincus Fixed Income Fund; Warburg Pincus Global Fixed Income Fund; Warburg Pincus Growth & Income Fund; Warburg Pincus Institutional Fund, Inc.; Warburg Pincus Intermediate Maturity Government Fund; Warburg Pincus

International Equity Fund; Warburg Pincus Japan Growth Fund; Warburg Pincus Japan OTC Fund; Warburg Pincus New York Intermediate Municipal Fund; Warburg Pincus New York Tax Exempt Fund; Warburg Pincus Post-Venture Capital Fund; Warburg Pincus Small Company Value Fund and Warburg Pincus Trust.


                  (b) For information relating to each director and officer of Counsellors Securities, reference is made to Form BD (SEC File No. 15-654) filed by Counsellors Securities under the Securities Exchange Act of 1934.

                  (c)      None.

Item 30.          Location of Accounts and Records


                  (1)      Warburg, Pincus Tax Free Fund, Inc.
                           466 Lexington Avenue
                           New York, New York  10017-3147
                           (Registrant's Articles of Incorporation,
                           By-laws and minute books)


                  (2)      Warburg, Pincus Counsellors, Inc.
                           466 Lexington Avenue
                           New York, New York 10017-3147
                           (records relating to its functions
                           as investment adviser)

                  (3)      Counsellors Funds Service, Inc.
                           466 Lexington Avenue
                           New York, New York  10017-3147
                           (records relating to its functions
                            as co-administrator)

                  (4)      PFPC Inc.
                           400 Bellevue Parkway
                           Wilmington, Delaware  19809
                           (records relating to its functions
                           as co-administrator)


                  (5)      Counsellors Securities Inc.
                           466 Lexington Avenue
                           New York, New York 10017-3147
                           (records relating to its functions
                           as distributor)


                  (6)      PNC Bank, National Association
                           Broad & Chestnut Streets
                           Philadelphia, Pennsylvania  19101
                           (records relating to its functions as custodian)

                  (7)      State Street Bank and Trust Company
                           225 Franklin Street
                           Boston, Massachusetts 02110
                           (records relating to its functions as
                           custodian, shareholder servicing agent, transfer agent and dividend disbursing agent)


Item 31.          Management Services

                  Not applicable.

Item 32.          Undertakings


                  (a) Registrant hereby undertakes not to offer its shares to the public, except in connection with the reorganization of the Warburg, Pincus Tax Free Fund, a series of The RBB Fund, Inc. until Registrant files a post-effective amendment including financial statements.


                  (b)  Registrant  hereby  undertakes  to call a meeting  of its shareholders for the purpose of voting upon the question of removal of a director or directors of Registrant when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares. Registrant undertakes further, in connection with the meeting, to comply with the provisions of Section 16(c) of the 1940 Act relating to communications with the shareholders of certain common-law trusts.

                  (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


                  As required by the Securities Act of 1933, this  Pre-Effective
Amendment  No. 1 to  the   Registration  Statement has been signed on behalf  of
the registrant, in the City of New York and State of New York, on the 29th day of February, 1996.


                       WARBURG, PINCUS TAX FREE FUND, INC.



                               By:/s/ Arnold M. Reichman
                                      Arnold M. Reichman
                                      President


                  As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                                            Title                                  Date
/s/ John L. Furth                                    Chairman of the                      February 29, 1996
John L. Furth                                        Board of Directors

/s/ Arnold M. Reichman                               President and                        February 29, 1996
Arnold M. Reichman                                   Director

/s/ Stephen Distler                                  Vice President and                   February 29, 1996
Stephen Distler                                      Chief Financial Officer

/s/ Howard Conroy                                    Vice President,                      February 29, 1996
Howard Conroy                                        Treasurer and Chief
                                                     Accounting Officer

/s/ Richard N. Cooper                                Director                             February 29, 1996
Richard N. Cooper

/s/ Donald J. Donahue                                Director                             February 29, 1996
Donald J. Donahue

/s/ Jack W. Fritz                                    Director                             February 29, 1996
Jack W. Fritz

/s/ Thomas A. Melfe                                  Director                             February 29, 1996
Thomas A. Melfe

/s/ Alexander B. Trowbridge                          Director                             February 29, 1996
Alexander B. Trowbridge

                                INDEX TO EXHIBITS


Exhibit No.                 Description of Exhibit
-----------                 ----------------------
       5                    Form of Investment Advisory Agreement.

      10(a)                 Opinion and Consent of Willkie Farr & Gallagher, counsel to the Fund.

        (b)                 Opinion and Consent of Venable, Baetjer and Howard, LLP, Maryland counsel to the Fund.

      11                    Consent of Coopers & Lybrand L.L.P., Independent Accountants.